Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted a clawback policy that is compliant with the NYSE Listing Rules, as required by the Dodd-Frank Act. All incentive-based compensation, including payments under our profit-sharing policy, paid to our executive officers may be subject to reduction, cancelation or recoupment under our written clawback policy and any future clawback policy that we may adopt and any applicable law related to clawback, cancellation, recoupment, recission, payback reduction or other similar actions. A copy of our clawback policy is filed as Exhibit 97 to this Annual Report.